                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response.............19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number  811-09275

                         GARTMORE MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)
                     94 NORTH BROADWAY, IRVINGTON, NY 10533
               (Address of principal executive offices) (Zip code)
                                 MARK P. BRONZO
                         GARTMORE SEPARATE ACCOUNTS, LLC
                                94 NORTH BROADWAY
                               IRVINGTON, NY 10533
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 674-5700

Date of fiscal year end: 06/30/2005

Date of reporting period: 12/31/2004

    Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED] GARTMORE FUNDS

SEMIANNUAL REPORT

December 31, 2004


GARTMORE FOCUS FUND






                                                               [GRAPHIC OMITTED]
                                                               GARTMORE







www.gartmorefunds.com

SOLUTIONS.

                                                               [GRAPHIC OMITTED]
                                                               GARTMORE




UNITED STATES | UNITED KINGDOM | JAPAN


Based in greater metropolitan Philadelphia, Gartmore is the global asset management arm of Nationwide(R). Gartmore's affiliated advisers* collectively manage more than $78 billion1 in assets through its global investment platform encompassing more than 185 investment management professionals supported by an 800-person staff.

We provide core and specialty equity, fixed-income and alternative investment solutions through mutual funds, separate accounts, commingled portfolios and wrap accounts to individual and institutional clients around the world.

This wide range of investment opportunities is built on sound investment management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term.

Our investment management teams incorporate fundamental stock selection with the application of technology to help control risk and add to returns. Insightful stock selection is a function of the efforts of talented alpha-driven managers and analysts, working in an entrepreneurial environment, who are specialists in their respective investment disciplines.

                                                                www.gartmore.com

*GARTMORE'S AFFILIATED ADVISERS
The following 10 asset management affiliates of Nationwide do business under the trade name "Gartmore Group": Gartmore Capital Management Ltd(2),
Gartmore Fund Managers Ltd(2), Gartmore Global Partners(2),(3), Gartmore Investment Ltd(2), Gartmore Japan Ltd(2), Gartmore Morley Capital Management, Inc.(3), Gartmore Mutual Fund Capital Trust(3),(4), Gartmore SA Capital Trust(3),(4), Gartmore Separate Accounts LLC3, and NorthPointe Capital(R) LLC(3)
1. As of Dec. 31, 2004.
2. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide(R).
3. These are SEC-registered investment advisers based in the United States. Collectively, these advisers manage $41 billion as of Dec. 31, 2004.
4. Together, these advisers do business as Gartmore Global Investments, Inc. Gartmore Global Investments is the investment adviser to Gartmore Funds. NorthPointe Capital is a federally registered service mark of Gartmore Global Investments, Inc. Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.
Gartmore Funds distributed by GARTMORE DISTRIBUTION SERVICES, INC., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.
(C) 2005 Gartmore Global Investments, Inc. All rights reserved.

         [GRAPHIC OMITTED] GARTMORE FUNDS

         SEMIANNUAL REPORT

         December 31, 2004

              CONTENTS

          2   Message to Shareholders
          4   Gartmore Focus Fund
          7   Statement of Investments
          8   Statement of Assets and Liabilities
          9   Statement of Operations
         10   Statement of Changes in Net Assets
         11   Financial Highlights
         12   Notes to Financial Statements
         15   Management Information




--------------------------------------------------------------------------------
Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. All opinions and estimates included in this report constitute Gartmore Global Investments' judgment as of the date of this report and are subject to change without notice.

STATEMENT REGARDING AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE.
The Gartmore Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on www.gartmorefunds.com or upon request without charge.

STATEMENT REGARDING AVAILABILITY OF PROXY VOTING RECORD.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 800-848-0920, and on the Commission's website at http://www.sec.gov.

MESSAGE TO SHAREHOLDERS
December 31, 2004

DEAR SHAREHOLDER:

During 2004, the U.S. economic recovery continued, but in an abnormally uneven fashion. Long-term interest rates climbed during the spring of 2004, as the markets anticipated the short-term interest rate hikes that the Federal Reserve would effect during the remainder of the year. We saw the 10-year Treasury rate climb to 4.90% late in the second quarter, which caused economic growth to slow dramatically from the pace of the first quarter. Long-term interest rates proceeded to decline throughout 2004, so that the rates essentially ended the year where they began. Economic growth picked up in the third and fourth quarters of 2004, setting the stage for a year-end market advance following the U.S. presidential election.

In general, companies generated stronger-than-expected earnings results in 2004. The operating earnings growth of the Standard and Poor's 500(R) Index (S&P 500 Index)(1) was close to 21% in Calendar year 2004, stronger than the approximately 19% growth in Calendar year 2003. Many companies also produced strong cash flow gains, leading to more rises in dividend payouts and more announcements of share repurchase programs than we have seen in a few years. Following strong performance in 2003, stable interest rates and better-than-expected earnings provided the foundation for good market performance in 2004.

Due to the diligence of portfolio management, the Gartmore Focus Fund was positioned properly for a strong business spending environment. The Fund had good returns from stocks that capitalized on an improving business travel environment, such as American Express Co. and Starwood Hotels & Resorts Worldwide, Inc. The Fund did well with stock in Staples, Inc., a retailer which caters to small business.

We correctly anticipated an increase in advertising spending, but not the shift in ad dollars from radio and broadcast TV to local cable and the Internet. We invested in Viacom, Inc., the media conglomerate, and Clear Channel Communications, Inc., the largest radio company in the United States, to take advantage of ad spending on the Olympics and the elections. These stocks lagged the markets and hurt the Fund's performance, as businesses showed a preference for "target" marketing on local cable channels and on the Internet. We also invested in InterActive Corp., the Internet travel king that owns Expedia.com and Hotels.com. We did not anticipate the countercyclical nature of this company. As the business travel environment improved, there were fewer hotel rooms and airline seats made available to InterActive Corp. This scenario led to poor consumer cyclical performance.

Given its overweight in industrials and basic materials, the Gartmore Focus Fund benefited from a global economic recovery and the weak dollar in 2004. We had very strong performance from Monsanto Co., a leading producer of gene-modified seeds for agriculture. We also had strong performance from the Fund's industrials holdings Tyco International Ltd. and General Electric Co., both diversified manufacturers, and Caterpillar Inc., a tractor and mining equipment company.

Unfortunately, we experienced disappointing performance within our technology holdings. We had made a cyclical hedge on the semiconductor and semi-cap equipment sectors, anticipating a healthy global environment in 2004. The uneven economic growth patterns of 2004 sent inventories climbing during the summer months for most of the semiconductor names, causing these stocks to lag the technology sector and the overall market in performance.

Finally, we saw the performance of small- and mid-size stocks dramatically outperform large-cap stocks, as these same stocks did in 2003. This provided a boost to the S&P 500 Index, which consists of approximately 40% small- and mid-size stocks. As a result, unlike in 2003, we were unable to outperform the S&P 500 Index in 2004. The Gartmore Focus Fund had a return of 3.40% (Class A at
NAV) for the six month period ended Dec. 31, 2004, versus a 7.19% return for the S&P 500 Index.

The Gartmore Focus Fund's top holdings as of 2004 year-end included Tyco International Ltd. and General Electric Co. Merrill Lynch & Co., Inc., an investment bank and retail brokerage concern; QUALCOMM Inc., a telecommunications chip company; and PepsiCo, Inc., a snack food and beverage company. We added to the Fund's healthcare holdings with stocks such as Caremark Rx, Inc., a pharmacy benefits manager, and Biogen Idec Inc., a biotechnology company. We also added the Bank of America Corp., a commercial bank, and Burlington Northern Santa Fe Corp., a railroad company, to the Fund's holdings.

Because the large-cap growth sector has underperformed the small- and mid-size sector as well as the value style during the past five years, we look for the large-cap growth sector to have strong performance relative to other segments and the market in general in 2005.



2 SEMIANNUAL REPORT 2005

We believe that equity markets remain attractive from a valuation standpoint. The S&P 500 Index finished 2004 trading at approximately 18 times 2004 expected earnings. If we assume that profit growth will slow from 20% in 2004 to 10% in 2005, this would imply approximately $73/share for the S&P 500 Index operating earnings in 2005. If interest rates remain relatively stable, and we assume that the market will continue to trade at 18 times expected earnings, then the fair value on the S&P 500 Index should be approximately 1320, or roughly 9% above current levels.

We wish you and your family a year of health and happiness as well as continued financial success. Thank you, as always for your continued support and trust.



Sincerely,

/s/ Mark P. Bronzo

Mark P. Bronzo
Chairman President and CEO


(1) The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. Investors cannot invest directly in an index.






                                                        2005 SEMIANNUAL REPORT 3

FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURN FOR CLASS A, CLASS B,
CLASS C AND INSTITUTIONAL CLASS

                                                      INCEPTION
                                                      (JULY 27,
                                                        1999)
                                                          TO
                        6 MONTH*   1 YEAR   5 YEAR    12/31/2004
================================================================
Gartmore Focus Fund--
  Class A                -2.56%     -3.03%  -14.36%     -9.72%
----------------------------------------------------------------
Gartmore Focus Fund--
  Class B                -2.10%     -2.97%  -13.85%     -9.06%
----------------------------------------------------------------
Gartmore Focus Fund--
  Class C                 2.26%      1.91%  -13.53%     -8.92%
----------------------------------------------------------------
Gartmore Focus Fund--
  Inst. Class(1)          3.23%      2.70%  -13.37%     -8.76%
----------------------------------------------------------------
S&P 500 Index             7.19%     10.87%   -2.30%     -0.19%
----------------------------------------------------------------

* Not Annualized

All performance numbers shown above are load adjusted. The returns do not reflect taxes a shareholder would pay on fund distributions or the redemption of fund shares. Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B and C redemptions are charged a deferred sales load of up to 5.00% and 1.00%, respectively, on the lower of the original purchase amount or redemption proceeds. All returns include reinvested dividends.

(1) These returns through December 31, 2004 were achieved prior to the creation of Institutional Class shares and include the performance of the Fund's Class A shares. Excluding the effect of fee waivers and reimbursements, such prior performance is substantially similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Class A shares. The performance for Institutional Class shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such class.

INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

PERFORMANCE OF A $10,000 INVESTMENT
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTING IN MUTUAL FUNDS INVOLVES MARKET RISK, INCLUDING LOSS OF PRINCIPAL. PERFORMANCE RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS.


                          Class A            S&P 500            CPI
                          -------            -------           ------
Jul. 27, '99              9,425             10,000            10,000
Dec. 31, '99              11,744             11,118            10,096
Dec. 31, '00               9,670             10,105            10,438
Dec. 31, '01               6,315              8,904            10,600
Dec. 31, '02               4,147              6,936            10,852
Dec. 31, '03               5,580              8,927            11,056
Dec. 31, '04               5,740              9,897            11,491

Comparative performance of $10,000 invested in Class A shares of the Gartmore Focus Fund, Standard & Poor's 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a) S&P 500 is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

4 SEMIANNUAL REPORT 2005

SHAREHOLDER
EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

--------------------------------------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES
EXPENSE ANALYSIS OF A $1,000 INVESTMENT
(December 31, 2004)

                                                    Beginning    Ending             Expenses
                                                     Account     Account              Paid          Annualized
                                                     Value,      Value,              During           Expense
                                                     7/1/04     12/31/04             Period*           Ratio
FOCUS FUND
   Class A                           Actual          $1,000      $1,034               $7.00            1.37%
                            Hypothetical(1)          $1,000      $1,018               $6.97            1.37%

   Class B                           Actual          $1,000      $1,029               $9.69            1.90%
                            Hypothetical(1)          $1,000      $1,015               $9.67            1.90%

   Class C                           Actual          $1,000      $1,033               $7.41            1.45%
                            Hypothetical(1)          $1,000      $1,018               $7.38            1.45%

   Institutional Class               Actual          $1,000      $1,032               $6.85            1.34%
                            Hypothetical(1)          $1,000      $1,018               $6.82            1.34%

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).
(1) Represents the hypothetical 5% return before expenses.


                                                        2005 SEMIANNUAL REPORT 5

PORTFOLIO SUMMARY
December 31, 2004

The SEC adopted a requirement that Funds present their portfolio holdings* in a table, chart, or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

ASSET ALLOCATION                                                  TOP HOLDINGS**
-------------------------------------------------------           ---------------------------------------------
Common Stocks                                     96.9%           Tyco International Ltd.                  5.1%
Cash Equivalents                                   2.7%           General Electric Co.                     4.9%
Other Assets in excess of Liabilities              0.4%           Caremark Rx, Inc.                        4.0%
                                                 ======           Merrill Lynch & Co., Inc.                3.9%
                                                 100.0%           QUALCOMM, Inc.                           3.9%
                                                                  PepsiCo, Inc.                            3.8%
                                                                  Genentech, Inc.                          3.4%
TOP INDUSTRIES                                                    Staples, Inc.                            3.2%
-------------------------------------------------------           Amgen, Inc.                              3.2%
                                                                  Intel Corp.                              3.2%
Information Technology                            21.6%           Other Holdings                          61.4%
Health Care                                       16.6%                                                  ======
Industrials                                       15.9%                                                  100.0%
Consumer Cyclical                                 15.1%
Finance                                           12.6%
Consumer Staples                                   6.8%
Materials                                          3.0%
Energy                                             2.7%
Transportation                                     2.6%
Other                                              3.1%
                                                 ======
                                                 100.0%



 *Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004. For more current holdings, please visit www.gartmorefunds.com.
**For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of other holdings.


6 SEMIANNUAL REPORT 2005

STATEMENT OF INVESTMENTS
December 31, 2004 (Unaudited)

GARTMORE FOCUS FUND

COMMON STOCKS (96.9%)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT          VALUE
==========================================================================
CONSUMER CYCLICAL (15.1%)
Best Buy Co., Inc.                          17,504             $ 1,040,088
eBay, Inc. (b)                               9,261               1,076,869
Penney (J.C.) Co., Inc.                     26,299               1,088,779
Staples, Inc.                               34,843               1,174,557
Starwood Hotels & Resorts Worldwide, Inc.   18,256               1,066,150
                                                               -----------
                                                                 5,446,443
                                                               -----------
==========================================================================
CONSUMER STAPLES (6.8%)
PepsiCo, Inc.                               26,245               1,369,989
Wal-Mart Stores, Inc.                       20,583               1,087,194
                                                               -----------
                                                                 2,457,183
                                                               -----------
==========================================================================
ENERGY (2.7%)
Baker Hughes, Inc.                          23,266                 992,760
                                                               -----------
==========================================================================
FINANCE (12.6%)
American Express Co.                        19,891               1,121,255
Bank of America Corp.                       22,632               1,063,478
Merrill Lynch & Co., Inc.                   23,689               1,415,891
Wachovia Corp.                              18,296                 962,370
                                                               -----------
                                                                 4,562,994
                                                               -----------
==========================================================================
HEALTH CARE (16.6%)
Amgen, Inc. (b)                             18,289               1,173,239
Biogen Idec, Inc. (b)                       16,029               1,067,692
Caremark Rx, Inc. (b)                       37,089               1,462,419
Genentech, Inc. (b)                         22,493               1,224,519
Zimmer Holdings, Inc. (b)                   13,549               1,085,546
                                                               -----------
                                                                 6,013,415
                                                               -----------
==========================================================================
INDUSTRIALS (15.9%)
Caterpillar, Inc.                           11,066               1,079,046
General Electric Co.                        48,446               1,768,279
Tyco International Ltd.                     51,889               1,854,512
United Technologies Corp.                   10,302               1,064,712
                                                               -----------
                                                                 5,766,549
                                                               -----------
==========================================================================
INFORMATION TECHNOLOGY (21.6%)
Adobe Systems, Inc.                         17,726               1,112,129
Dell, Inc. (b)                              26,222               1,104,995
EMC Corp. (b)                               74,962               1,114,685
Intel Corp.                                 50,155               1,173,126
Juniper Networks, Inc. (b)                  36,305                 987,133
QUALCOMM, Inc.                              32,853               1,392,968
Yahoo, Inc. (b)                             24,501                 923,198
                                                               -----------
                                                                 7,808,234
                                                               -----------
==========================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT       VALUE
==========================================================================
MATERIALS (3.0%)
Monsanto Co.                                     19,513        $ 1,083,947
                                                               -----------
--------------------------------------------------------------------------
TRANSPORTATION (2.6%)
Burlington Northern Santa Fe Corp.               19,549            924,863
                                                               -----------

TOTAL COMMON STOCKS                                             35,056,388
                                                               -----------

CASH EQUIVALENTS (2.7%)
--------------------------------------------------------------------------------

Investments in repurchase agreements
 (Collateralized by AA Corporate Bonds,
 in a joint trading account at 2.22%,
 dated 12/31/04, due 01/03/05,
 repurchase price $966,366)                    $966,187            966,187
--------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS                                             966,187
--------------------------------------------------------------------------

TOTAL INVESTMENTS
  (COST $32,177,103) (a) -- 99.6%                               36,022,575

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                      148,437
                                                               -----------

NET ASSETS -- 100.0%                                           $36,171,012
                                                               ===========


(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation                                     $4,373,408
    Unrealized depreciation                                       (527,936)
                                                               -----------
    Net unrealized appreciation (depreciation)                  $3,845,472
                                                               ===========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Denotes a non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                        2005 SEMIANNUAL REPORT 7

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (Unaudited)

                                                                                                         GARTMORE
                                                                                                        FOCUS FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $31,210,916)                                                              $ 35,056,388
Repurchase agreements, at cost and value                                                                   966,187
                                                                                                      ------------
     Total Investments                                                                                  36,022,575
                                                                                                      ------------
Interest and dividends receivable                                                                           46,656
Receivable for investments sold                                                                            954,301
Receivable from advisor                                                                                         14
Prepaid expenses and other assets                                                                            1,262
                                                                                                      ------------
     Total Assets                                                                                       37,024,808
                                                                                                      ------------

LIABILITIES:
Payable for investments purchased                                                                          767,314
Accrued expenses and other payables
   Investment advisory fees                                                                                 14,273
   Fund administration and transfer agent fees                                                               6,465
   Distribution fees                                                                                           163
   Other                                                                                                    65,581
                                                                                                      ------------
     Total Liabilities                                                                                     853,796
                                                                                                      ------------
NET ASSETS                                                                                            $ 36,171,012
                                                                                                      ============

REPRESENTED BY:
Capital                                                                                               $103,665,518
Accumulated net investment income (loss)                                                                   (63,644)
Accumulated net realized gains (losses) from investment transactions                                   (71,276,334)
Net unrealized appreciation (depreciation) on investments                                                3,845,472
NET ASSETS                                                                                            $ 36,171,012
                                                                                                      ============

NET ASSETS:
Class A Shares                                                                                        $ 18,593,143
Class B Shares                                                                                             368,774
Class C Shares                                                                                          17,208,055
Institutional Class Shares                                                                                   1,040
                                                                                                      ------------
Total                                                                                                 $ 36,171,012
                                                                                                      ============

SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                           3,053,927
Class B Shares                                                                                              61,097
Class C Shares                                                                                           2,860,310
Institutional Class Shares                                                                                     171
                                                                                                      ------------
Total                                                                                                    5,975,505
                                                                                                      ============

NET ASSET VALUE:
Class A Shares                                                                                        $       6.09
Class B Shares (a)                                                                                    $       6.04
Class C Shares (b)                                                                                    $       6.02
Institutional Class Shares                                                                            $       6.08

MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
Class A Shares                                                                                        $       6.46
                                                                                                      ------------
Maximum Sales Charge - Class A Shares                                                                         5.75%
                                                                                                      ============
-------------------------------------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by the length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for the shares held less than one year.

See notes to financial statements.


8 SEMIANNUAL REPORT 2005

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2004 (Unaudited)

                                                                                                         GARTMORE
                                                                                                        FOCUS FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                                         $    5,501
Dividend income                                                                                            176,198
                                                                                                      ------------
      Total Income                                                                                         181,699
                                                                                                      ------------
EXPENSES:
Investment advisory fees                                                                                    95,254
Fund administration and transfer agent fees                                                                 23,270
Service organization fee Class A                                                                            22,272
Service organization fee Class B                                                                             1,486
Service organization fee Class C                                                                            62,262
Distribution fee Class B                                                                                       452
Distribution fee Class C                                                                                    18,946
Legal fees                                                                                                  54,269
Directors' fees                                                                                             33,339
Miscellaneous                                                                                               22,004
                                                                                                      ------------
     Total expenses before voluntary fee reductions and reimbursed expenses                                333,554
Expenses voluntarily waived or reimbursed                                                                  (88,211)
                                                                                                      ------------
     Total Expenses                                                                                        245,343
                                                                                                      ------------
NET INVESTMENT INCOME (LOSS)                                                                               (63,644)
                                                                                                      ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                                                    (294,101)
Net change in unrealized appreciation/depreciation on investments                                        1,464,503
                                                                                                      ------------
Net realized/unrealized gains (losses) on investments                                                    1,170,402
                                                                                                      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $1,106,758
                                                                                                      ============
--------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                                        2005 SEMIANNUAL REPORT 9

 STATEMENT OF CHANGES IN NET ASSETS

                                                                                             GARTMORE FOCUS FUND
                                                                                     ----------------------------------
                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                     DECEMBER 31, 2004    JUNE 30, 2004
-----------------------------------------------------------------------------------------------------------------------
                                                                                        (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                            $   (63,644)      $   (228,350)
Net realized gains (losses) on investment transactions                                     (294,101)         4,798,854
Net change in unrealized appreciation/depreciation on investments                         1,464,503          2,635,577
                                                                                        ------------------------------
Change in net assets resulting from operations                                            1,106,758          7,206,081
                                                                                        ------------------------------

CLASS A CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                                 142,500          1,628,973
Capital contributions from affiliates                                                            --            151,684 (a)
Cost of shares redeemed                                                                  (1,299,591)        (3,410,384)
                                                                                        ------------------------------
                                                                                         (1,157,091)        (1,629,727)
                                                                                        ------------------------------

CLASS B CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                                       1             23,376
Capital contributions from affiliates                                                            --             56,830 (a)
Cost of shares redeemed                                                                     (72,711)       (17,102,442)
                                                                                        ------------------------------
                                                                                            (72,710)       (17,022,236)
                                                                                        ------------------------------

CLASS C CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                                  15,860            208,052
Capital contributions from affiliates                                                            --            132,086 (a)
Cost of shares redeemed                                                                    (286,034)          (465,603)
                                                                                        ------------------------------
                                                                                           (270,174)          (125,465)
                                                                                        ------------------------------

INSTITUTIONAL CLASS CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                                      --              1,000 (b)
                                                                                        ------------------------------
                                                                                                 --              1,000
                                                                                        ------------------------------
Change in net assets from capital transactions                                           (1,499,975)       (18,776,428)
                                                                                        ------------------------------
Change in net assets                                                                       (393,217)       (11,570,347)

NET ASSETS:
Beginning of period                                                                      36,564,229         48,134,576
                                                                                        ------------------------------
End of period                                                                           $36,171,012       $ 36,564,229
                                                                                        ==============================

CLASS A SHARE TRANSACTION:
Issued                                                                                       25,441            286,610
Redeemed                                                                                   (228,034)          (612,117)
                                                                                        ------------------------------
                                                                                           (202,593)          (325,507)
                                                                                        ------------------------------

CLASS B SHARE TRANSACTION:
Issued                                                                                           --              4,042
Redeemed                                                                                    (12,990)        (3,012,052)
                                                                                        ------------------------------
                                                                                            (12,990)        (3,008,010)
                                                                                        ------------------------------

CLASS C SHARE TRANSACTION:
Issued                                                                                        2,859             37,342
Redeemed                                                                                    (50,128)           (81,146)
                                                                                        ------------------------------
                                                                                            (47,269)           (43,804)
                                                                                        ------------------------------

INSTITUTIONAL CLASS CAPITAL TRANSACTIONS:
Issued                                                                                           --                171 (b)
                                                                                        ------------------------------
                                                                                                 --                171
                                                                                        ------------------------------
---------------------------------------------------------------------------------------------------------------------------

(a) See footnote G of notes to financial statements.
(b) For the period from June 29, 2004 (commencement of operations) through June 30, 2004.

See notes to financial statements.

10 SEMIANNUAL REPORT 2005

FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding

GARTMORE FOCUS FUND

                                   -------------------------------------------------------------------------------------------------
                                                           INVESTMENT ACTIVITIES:
                                   -------------------------------------------------------------------------------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                            UNREALIZED
                                    NET ASSET     NET        CAPITAL           GAINS
                                     VALUE,   INVESTMENT   CONTRIBUTIONS      (LOSSES)       TOTAL FROM     NET ASSET
                                   BEGINNING    INCOME        FROM               ON          INVESTMENT    VALUE, END      TOTAL
                                   OF PERIOD    (LOSS)    AFFILIATES (K)     INVESTMENTS     ACTIVITIES     OF PERIOD    RETURN (A)
====================================================================================================================================
CLASS A SHARES
Period Ended June 30, 2000 (d)       $10.00     (0.06)         --               2.97            2.91         $12.91       29.10% (g)
Year Ended June 30, 2001             $12.91     (0.07)         --              (4.90)          (4.97)        $ 7.94      (38.50%)
Year Ended June 30, 2002 (e)         $ 7.94     (0.04)         --              (2.58)          (2.62)        $ 5.32      (33.00%)
Year Ended June 30, 2003             $ 5.32     (0.04)         --              (0.25)          (0.29)        $ 5.03       (5.45%)
Year Ended June 30, 2004 (j)         $ 5.03     (0.03)       0.04               0.85            0.86         $ 5.89       17.10%
Six Months Ended December 31, 2004
  (Unaudited)                        $ 5.89     (0.01)         --               0.21            0.20         $ 6.09        3.40% (g)
CLASS B SHARES
Period Ended June 30, 2000 (d)       $10.00     (0.11)         --               3.01            2.90         $12.90       29.00% (g)
Year Ended June 30, 2001             $12.90     (0.08)         --              (4.90)          (4.98)        $ 7.92      (38.60%)
Year Ended June 30, 2002 (e)         $ 7.92     (0.05)         --              (2.57)          (2.62)        $ 5.30      (33.08%)
Year Ended June 30, 2003             $ 5.30     (0.04)         --              (0.25)          (0.29)        $ 5.01       (5.47%)
Year Ended June 30, 2004 (e) (j)     $ 5.01     (0.01)       0.04               0.82            0.85         $ 5.86       16.97%
Six Months Ended December 31, 2004
  (Unaudited)                        $ 5.86     (0.01)         --               0.19            0.18         $ 6.04        2.90% (g)
CLASS C SHARES
Period Ended June 30, 2000 (d)       $10.00     (0.10)         --               2.98            2.88         $12.88       28.80% (g)
Year Ended June 30, 2001             $12.88     (0.10)         --              (4.89)          (4.99)        $ 7.89      (38.74%)
Year Ended June 30, 2002 (e)         $ 7.89     (0.07)         --              (2.55)          (2.62)        $ 5.27      (33.21%)
Year Ended June 30, 2003             $ 5.27     (0.06)         --              (0.24)          (0.30)        $ 4.97       (5.69%)
Year Ended June 30, 2004 (j)         $ 4.97     (0.04)       0.04               0.86            0.86         $ 5.83       17.30%
Six Months Ended December 31, 2004
  (Unaudited)                        $ 5.83     (0.01)         --               0.20            0.19         $ 6.02        3.26% (g)
INSTITUTIONAL CLASS SHARES
Period Ending June 30, 2004 (f)      $ 5.85        --          --               0.04            0.04         $ 5.89        0.68% (g)
Six Months Ended December 31, 2004
  (Unaudited)                        $ 5.89     (0.01)         --               0.20            0.19         $ 6.08        3.23% (g)
====================================================================================================================================

                                      ----------------------------------------------------------------------------------------------
                                                                 RATIOS/SUPPLEMENTAL DATA:
                                      ----------------------------------------------------------------------------------------------
                                                                                       RATIO OF
                                                                       RATIO OF        EXPENSES
                                                                    NET INVESTMENT    (PRIOR TO
                                      NET ASSETS       RATIO OF         INCOME      REIMBURSEMENTS/      RATIO OF
                                       AT END OF      EXPENSES TO       (LOSS)        WAIVERS) TO        WAIVER TO
                                        PERIOD          AVERAGE       TO AVERAGE        AVERAGE           AVERAGE        PORTFOLIO
                                        (000s)         NET ASSETS     NET ASSETS     NET ASSETS (B)    NET ASSETS (B)   TURNOVER (C)
====================================================================================================================================
CLASS A SHARES                         $63,397          1.34% (h)      (0.89%)(h)       1.56% (h)       (0.22%)(h)        54.26%
Period Ended June 30, 2000 (d)         $47,709          1.13%          (0.65%)          1.25%           (0.12%)           91.13%
Year Ended June 30, 2001               $23,172          1.36%          (0.66%)          1.46%           (0.10%)           76.90%
Year Ended June 30, 2002 (e)           $18,005          1.78%          (0.86%)          1.90%           (0.12%)           69.79%
Year Ended June 30, 2003               $19,190          1.32%          (0.49%)          1.49%           (0.17%)           99.95%
Year Ended June 30, 2004 (j)
Six Months Ended December 31, 2004     $18,593          1.37% (h)      (0.33%)(h)       1.56% (h)       (0.19%)(h)        60.45%
  (Unaudited)
CLASS B SHARES                         $39,934          1.55% (h)      (1.04%)(h)       2.45% (h)       (0.90%)(h)        54.26%
Period Ended June 30, 2000 (d)         $24,938          1.23%          (0.76%)          2.03%           (0.80%)           91.13%
Year Ended June 30, 2001               $16,485          1.43%          (0.73%)          2.26%           (0.83%)           76.90%
Year Ended June 30, 2002 (e)           $15,449          1.79%          (0.87%)          2.66%           (0.87%)           69.79%
Year Ended June 30, 2003               $   434          1.31%          (0.50%)          2.24%           (0.93%)           99.95%
Year Ended June 30, 2004 (e) (j)
Six Months Ended December 31, 2004     $   369          1.90% (h)      (0.86%)(h)       2.31% (h)       (0.41%)(h)        60.45%
  (Unaudited)
CLASS C SHARES                         $46,298          1.65% (h)      (1.16%)(h)       2.45% (h)       (0.80%)(h)        54.26%
Period Ended June 30, 2000 (d)         $33,591          1.53%          (1.06%)          2.04%           (0.51%)           91.13%
Year Ended June 30, 2001               $17,940          1.73%          (1.04%)          2.27%           (0.54%)           76.90%
Year Ended June 30, 2002 (e)           $14,681          1.90%          (0.98%)          2.69%           (0.79%)           69.79%
Year Ended June 30, 2003               $16,939          1.41%          (0.58%)          2.24%           (0.83%)           99.95%
Year Ended June 30, 2004 (j)
Six Months Ended December 31, 2004     $17,208          1.45% (h)      (0.40%)(h)       2.31% (h)       (0.86%)(h)        60.45%
  (Unaudited)
INSTITUTIONAL CLASS SHARES             $     1          0.73% (h)       0.36% (h)             (i)              (i)        99.95%
Period Ending June 30, 2004 (f)
Six Months Ended December 31, 2004     $     1          1.34% (h)      (0.31%)(h)             (i)              (i)        60.45%
  (Unaudited)
====================================================================================================================================

(a) Excludes sales charge.
(b) During the period, distribution and class specific related expense were voluntarily reduced. If such waivers had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from July 27, 1999 (commencement of operations) through June 30, 2000.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from June 29, 2004 (commencement of operations) through June 30, 2004.
(g) Not annualized.
(h) Annualized.
(i) There were no fee reduction during this period.
(j) Capital Contributions from affiliates is based on average shares outstanding during the period.
(k) See footnote G of notes to financial statements. See Notes to Financial Statements.

                                                       SEMIANNUAL REPORT 2005 11

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)

ORGANIZATION
Gartmore Mutual Funds II, Inc. (formerly known as "GAMNA Series Funds, Inc.") (the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, Gartmore Focus Fund (formerly known as "GAMNA Focus Fund") (the "Fund"), which commenced investment operations on July 27, 1999. The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers four classes of shares, Class A, Class B, Class C, and Institutional Class.

Under the Fund's organizational documents, the Fund's officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with the Fund's vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     SECURITIES VALUATION

     Portfolio securities which are traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the official closing price (typically last sale), or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

     REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by AA Corporate Bonds with the counterparties of CS First Boston and Nomura Securities.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, and realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ because of class-specific expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ among classes due to differences in other class specific expenses.

12 SEMIANNUAL REPORT 2005

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)

     FEDERAL INCOME TAXES

     The Fund intends to continue to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to the Fund's shareholders, which will be sufficient to relieve the Fund from all or substantially all federal income and excise taxes.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("GMF") manages the investments of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Pursuant to the terms of the Subadvisory Agreement, Gartmore Separate Accounts LLC ("GSA") serves as subadviser for the Fund and is responsible for purchasing, holding, and selling investments for the Fund and provides such investment advice and supervision as GSA deems necessary for the proper supervision of the Fund's investments. Prior to August 15, 2003, GSA served as the investment adviser pursuant to an Interim Advisory Agreement which went into effect on May 12, 2003. GSA is a majority-owned subsidiary of Gartmore SA Capital Trust (60%), and the remaining interest is held by five officers of GSA (40%). GMF also provides investment management evaluation services and monitors on an ongoing basis, the performance of the subadviser, GSA.

Pursuant to the Investment Advisory Agreement, GMF (GSA, prior to August 15,
2003) is entitled to receive from the Fund a fee, calculated daily and payable monthly, at an annual rate based on the Fund's average daily net assets, of 0.55% on the first $1 billion in assets and 0.50% for assets greater than $1 billion. Out of GMF's management fee, GMF pays GSA an annual subadvisory fee, based on the Fund's average daily net assets and not taking into account any applicable waivers, of 0.3575% of the first $1 billion in assets and 0.325% for assets greater than $1 billion. Under the terms of an expense limitation agreement among GMF, GSA, and the Company, a limit of 1.90% was set on the operating expenses for each class of the Fund until at least June 30, 2005.

Certain officers and directors of GSA are officers and/or directors of the Company. No such officers received compensation from the Company. For the six months ended December 31, 2004, the directors who are not affiliated with the Adviser received total compensation of $33,339 from the Fund.
At December 31, 2004, the adviser and its affiliates held 10,171 shares of the Fund with an aggregate value of $61,940.

C. ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

Gartmore SA Capital Trust ("GSACT") serves as the Fund's administrator and accounting service agent.

Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSACT, serves as transfer agent and dividend disbursing agent for the Fund.

The fees for services provided by the agreements with GSACT and GISI are combined and calculated based on the combined average daily net assets of the Fund and Gartmore Mutual Funds (excluding the Investor Destinations Funds, which do not take part in this fee) according to the fee schedule below. The fees are then allocated proportionately among all funds in relation to the average daily net assets of each fund and are paid to GSACT. GSACT pays GISI from these fees for GISI's services.

                                                       SEMIANNUAL REPORT 2005 13

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)

COMBINED FEE SCHEDULE
------------------------------------------------------------------------------
Up to $1 billion                                                         0.25%
------------------------------------------------------------------------------
$1 billion and more up to $3 billion                                     0.18%
------------------------------------------------------------------------------
$3 billion and more up to $4 billion                                     0.14%
------------------------------------------------------------------------------
$4 billion and more up to $5 billion                                     0.07%
------------------------------------------------------------------------------
$5 billion and more up to $10 billion                                    0.04%
------------------------------------------------------------------------------
$10 billion and more up to $12 billion                                   0.02%
------------------------------------------------------------------------------
$12 billion or more                                                      0.01%
------------------------------------------------------------------------------

Gartmore Distribution Services, Inc. ("GDSI"), serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to these shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, Class B, and Class C shares also pay a service organization fee of 0.25% of average daily net assets of the Fund attributable to each Class. For the six months ended December 31, 2004, GDSI waived $88,079 of distribution and service fees on non-brokered shares.

JPMorgan Chase Bank serves as custodian of the assets of the Fund and receives compensation for JPMorgan Chase Bank's services based on the Fund's average daily net assets.

GSACT and GISI have entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agency services, respectively, to the Fund.

D. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2004, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $20,484,807 and $22,093,499, respectively. There were no purchases or sales of long-term U.S. Government securities.

E. CONCENTRATION OF RISK

The Fund may invest a substantial portion of the Fund's assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable fund that is not heavily weighted in any industry or sector.

F. OTHER

As of December 31, 2004, the Fund had four shareholders who were part of an affiliated group that held 64% of the total shares outstanding. These accounts are held by affiliates of Groupama Asset Management, the Company's former parent ("Groupama"), but they are not affiliated with Gartmore. Groupama informed the Company that it planned to sell its entire holdings consisting of Class A and C shares and agreed to sell approximately $2.7 million of shares each week over an eight (8) week period beginning February 7, 2005 and ending on March 25, 2005. As a result of this redemption by Groupama, the expense ratios are expected to increase for all classes of shares.

G. SHAREHOLDER FEES

Class A share purchases are charged a maximum front-end sales load of 5.75% of the offering price. Class B redemptions are charged a maximum deferred sales load of 5% during the first year; thereafter this deferred sales load decreases to 0% after the sixth year. Class C redemptions are charged a deferred sales load of 1% if redeemed within one year of purchase. The deferred sales load is charged on the lower of the original purchase amount or redemption proceeds. Pursuant to an Underwriting Agreement between Gartmore Mutual Funds II, Inc. (the "Fund"), and Gartmore Distribution Services, Inc. ("GDSI"), GDSI has agreed to pay to the Fund any CDSC fee that GDSI collects on sales of non-brokered shares. Pursuant to the Underwriting Agreement for the year ended June 30, 2004, GDSI contributed $340,600 of its CDSC fee to the Fund. For the six months ended December 31, 2004, there were no CDSC fee contributions to the Fund by GDSI. This amount is treated as a capital contribution to the Fund. A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 30 days after the date these shares were acquired. This fee does not apply to shares purchased prior to November 1, 2003, and through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

14 SEMIANNUAL REPORT 2005

MANAGEMENT INFORMATION
(Unaudited)

DIRECTORS AND OFFICERS WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940
ACT) AND OFFICERS OF THE FUND DECEMBER 31, 2004.

------------------------------------------------------------------------------------------------------------------------------------
    NAME,                  POSITION       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)     NUMBER OF PORTFOLIOS        OTHER
   ADDRESS                   HELD         AND LENGTH OF            DURING PAST              IN FUND COMPLEX        DIRECTORSHIPS
   AND AGE                WITH FUND       TIME SERVED(1)             5 YEARS             OVERSEEN BY DIRECTOR    HELD BY DIRECTOR(2)
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Adams            Director,         Since           Attorney, Wilson, Elser,             1                   None
105 E. 42nd Street        Member of          1999            Moskowitz, Edelman &
New York, NY                Audit                            Dicker, 1986 - present
10017-5639                Committee
Age 50
------------------------------------------------------------------------------------------------------------------------------------
Vincent Benefico           Director,         Since           Vice President, Reuters              1                   None
The Reuters Building      Member of          1999            Financial (OReutersO), a
3 Times Square,             Audit                            vendor of financial news
23rd Floor                Committee                          and information, 2000 -
New York, NY 10036                                           present, Director, Fixed
Age 44                                                       Income Product
                                                             Management, Reuters, 1999
                                                             - 2000, Product Support
                                                             Manager, Reuters, 1997 -
                                                             1999.
------------------------------------------------------------------------------------------------------------------------------------
James Carluccio            Director,         Since           Pilgrim Advisors, Inc.,              1                   None
70 Wearimus Road          Member of          1999            Managing Director, 1999 -
Ho-Ho-Kus, NJ 07423         Audit                            present; Executive Vice
Age 51                    Committee                          President, Technology
                                                             Solutions Company, 1992 -
                                                             1999.
------------------------------------------------------------------------------------------------------------------------------------
Edward Fogarty             Director,         Since           Attorney, Litchfield                 1                   None
875 Avenue of the         Member of          1999            Cavo, 2004 - Present,
Americas                    Audit                            Attorney, White &
New York, NY 10001        Committee                          McSpedon, P.C., 1999 -
Age 45                                                       2004; Attorney, Fogarty &
                                                             Fogarty PC, 1984 - 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jonathan M. Rather         Director,         Since           General Partner and Chief            1                   None
320 Park Avenue,          Member of          1999            Financial Officer of
25th Floor                  Audit                            Welsh, Carson, Anderson &
New York, NY 10022        Committee                          Stowe, a private equity
Age 44                                                       investment firm in health
                                                             care and information
                                                             services, 1999 - present;
                                                             Chief Operating Officer
                                                             and Chief Financial
                                                             Officer of Goelet
                                                             Corporation, an
                                                             investment management
                                                             company, 1985 - 1999.
------------------------------------------------------------------------------------------------------------------------------------

                                                       SEMIANNUAL REPORT 2005 15

DIRECTORS AND OFFICERS WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940
ACT) AND OFFICERS OF THE FUND DECEMBER 31, 2004.

------------------------------------------------------------------------------------------------------------------------------------
    NAME,                  POSITION       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)     NUMBER OF PORTFOLIOS        OTHER
   ADDRESS                   HELD         AND LENGTH OF            DURING PAST              IN FUND COMPLEX        DIRECTORSHIPS
   AND AGE                WITH FUND       TIME SERVED(1)             5 YEARS             OVERSEEN BY DIRECTOR    HELD BY DIRECTOR(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark P. Bronzo            Chairman,          Since           Managing Director and                1                   None
94 North Broadway         President          1999            Member of Board of
Irvington, NY 10533        & Chief                           Managers of Gartmore
Age 44                    Executive                          Separate Accounts
                           Officer                           LLC,1/2003 - present;
                                                             Senior Vice President,
                                                             1998 - 2003, Vice
                                                             President 1995 - 1998
                                                             Managing Director and
                                                             Board Member (1998 -
                                                             2003) of GAMNA (formerly
                                                             Sorema Asset Management
                                                             Company)
------------------------------------------------------------------------------------------------------------------------------------
Daniel W. Portanova       Senior Vice        Since           Managing Director and                1                   None
94 North Broadway          President,        1999            Member of the Board of
Irvington, NY 10533        Treasurer                         Managers of Gartmore
Age 44                     and Chief                         Separate Accounts LLC,
                           Operating                         1/2003 - present; Senior
                            Officer                          Vice President, Managing
                                                             Director and Board Member
                                                             of GAMNA 1998 - 2003:
                                                             Vice President and
                                                             Managing Director of
                                                             GAMNA, 1995 - 1998
------------------------------------------------------------------------------------------------------------------------------------
Joseph C. O'Connor        Senior Vice        Since           Managing Director and                1                   None
94 North Broadway          President         2000            Member of the Board of
Irvington, NY 10533       and Managing                       Managers of Gartmore
Age 44                     Director                          Separate Accounts LLC,
                                                             1/2003 - present; Senior
                                                             Vice President, Managing
                                                             Director and Board Member
                                                             of GAMNA, 2000 - 2003;
                                                             Managing Director,
                                                             Corporate Bond Department
                                                             of Donaldson Lufkin &
                                                             Jenrette Securities, 1989
                                                             - 2000.
------------------------------------------------------------------------------------------------------------------------------------

16 SEMIANNUAL REPORT 2005

MANAGEMENT INFORMATION
(Unaudited)

DIRECTORS AND OFFICERS WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940
ACT) AND OFFICERS OF THE FUND DECEMBER 31, 2004.

------------------------------------------------------------------------------------------------------------------------------------
    NAME,                  POSITION       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)     NUMBER OF PORTFOLIOS        OTHER
   ADDRESS                   HELD         AND LENGTH OF            DURING PAST              IN FUND COMPLEX        DIRECTORSHIPS
   AND AGE                WITH FUND       TIME SERVED(1)             5 YEARS             OVERSEEN BY DIRECTOR    HELD BY DIRECTOR(2)
------------------------------------------------------------------------------------------------------------------------------------
Iona K. Watter            Secretary          Since           Chief Compliance Officer,            1                   None
94 North Broadway                            1999            Gartmore Separate
Irvington, NY 10533                                          Accounts LLC, 10/2004;
Age 51                                                       Director of Compliance,
                                                             Gartmore Separate
                                                             Accounts LLC, 1/2003 -
                                                             10/2004; Second Vice
                                                             President (1999 - 2003),
                                                             Corporate Secretary and
                                                             Compliance Officer,
                                                             GAMNA, 1995 - 2003.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Director and officer serves for an indefinite term, until his/her successor is elected.
(2) Mr. Bronzo, also serves as a Director for the Gartmore Separate Accounts LLC, the Fund's subadviser, and is deemed to be an "interested person" of the Fund as the term is defined in the Investment Company Act of 1940, as amended, as a result of his position with the Gartmore Separate Accounts LLC.
    The Statement of Additional Information (SAI) for the Fund includes additional information about the Directors and is available without charge, upon request, by calling (800) 848-0920.


Additional information regarding the Trustees and Officers may be found in the Trust's statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds' proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund's website at www.gartmorefunds.com, or
(iii) on the Securities and Exchange Commission's website at www.sec.gov.


                                                       SEMIANNUAL REPORT 2005 17

[LOGO]
GARTMORE

GARTMORE FUNDS

1200 River Road, Suite 1000
Conshohocken, PA 19428

WWW.GARTMOREFUNDS.COM

Federal law requires the Fund, and the Fund's investment adviser and subadviser, to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund's proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund's Web site at www.gartmorefunds.com, or (iii) on the U.S. Securities and Exchange Commission's Web site at www.sec.gov.

(C) 2005 Gartmore Global Investments, Inc.
All rights reserved.


SAR-FOCUS 2/05









ITEM 2. CODE OF ETHICS.

(a) Not applicable to semi-annual reports.

(b) Not applicable.

(c) The registrant has not amended its code of ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its code of ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.


        This schedule is included as part of the report to shareholders filed under item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        There were no material changes in the registrant's procedures in which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on form N-CSR is: (i) accumulated and communicated to the investment company's management, including the investment company's certifying officers, to allow timely decisions regarding required disclosure; and
        (ii) recorded, processed, summarized, and reported within the time periods specified in the securities and exchange commission's rules and forms.

        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

        (a)(1) Not applicable to semi-annual reports.

        (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Not applicable.

        (b) Certifications pursuant to Rule 30a-2(b) are attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant)          GARTMORE MUTUAL FUNDS II, INC.

        By (Signature and Title)  /s/      Mark P. Bronzo
                          Name:    Mark P. Bronzo
                          Title:   Chairman, President & Chief Executive Officer
                          Date:    March 9, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By (Signature and Title)  /s/      Mark P. Bronzo
                          Name:    Mark P. Bronzo
                          Title:   Chairman, President & Chief Executive Officer
                          Date:    March 9, 2005

        By (Signature and Title)  /s/      Daniel W. Portanova
                          Name:    Daniel W. Portanova
                          Title:   Senior Vice President, Treasurer, and
                                   Chief Operating Officer
                          Date:    March 9, 2005